General principles for the preparation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2022
General principles for the preparation of the consolidated financial statements [Abstrcat]
Schedule of functional and presentation currency
Entity	Functional Currency
Brera Holdings PLC	United States dollar (“US$”)
Brera Milano S.r.l.	Euro (“EUR”)